UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  September 30

Date of reporting period:  3/31/2019

Item 1.  Reports to Stockholders.

Semiannual Report 3/31/2019 Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

PORTFOLIO MANAGERS: David Lukkes, CFA and Joseph Welsh, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	Oppenheimer Master Loan Fund, LLC	J.P. Morgan Leveraged Loan Index	Credit Suisse Leveraged Loan Index
6-Month	-0.68%	0.61%	0.58%
1-Year	1.99	3.39	3.33
5-Year	3.96	4.06	3.83
10-Year	8.63	8.33	7.95

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Fund returns include changes in share price and reinvested distributions. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index and the Credit Suisse Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Credit Suisse Leveraged Loan Index is a composite index of U.S. dollar denominated senior loan returns representing an unleveraged investment in senior loans that is broadly based across

3        OPPENHEIMER MASTER LOAN FUND, LLC

the spectrum of senior floating rate loans and includes reinvestment of income (to represent real assets). The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

4        OPPENHEIMER MASTER LOAN FUND, LLC

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	15.9%
Internet Software & Services	9.4
Commercial Services & Supplies	8.1
Health Care Equipment & Supplies	7.5
Hotels, Restaurants & Leisure	6.1
Diversified Telecommunication Services	5.2
Commercial Banks	4.7
Industrial Conglomerates	3.3
Household Durables	2.8
Metals & Mining	2.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on net assets.

5        OPPENHEIMER MASTER LOAN FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6        OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019
	$1,000.00	$993.20	$2.24
Hypothetical (5% return before expenses)
	1,000.00	1,022.69	2.27

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 is as follows:

Expense Ratio
0.45%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Principal Amount	Value

Corporate Loans—89.6%

Consumer Discretionary—29.0%

Auto Components—0.1%

Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.313%,[LIBOR12+275], 3/7/24[1]	$1,405,761	$1,384,675

Distributors—2.5%

Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.691%-5.691%,[LIBOR4+300], 6/22/23[1]	965,605	958,609
Tranche B7, 5.499%-5.499%,[LIBOR4+300], 11/17/25[1]	723,496	715,429

Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 9/26/24[1]	3,310,461	3,078,745

Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%,[LIBOR12+450], 8/21/22[1]	2,411,226	2,117,358

Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%,[LIBOR12+500], 9/25/24[1]	3,925,071	3,844,607

Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.447%,[LIBOR4+475], 12/12/22[1]	1,237,826	1,002,125

Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.761%,[LIBOR4+500], 10/20/23[1]	486,476	485,260

Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.994%,[LIBOR4+300], 1/26/23[1]	3,016,311	2,305,969

PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52%,[LIBOR12+300], 3/11/22[1]	6,412,078	5,767,696

United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.749%,[LIBOR12+425], 10/22/25[1]	3,550,000	3,067,200

		23,342,998

Diversified Consumer Services—1.3%

4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR4+450], 5/8/20[1]	6,411,775	6,251,480

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.398%,[LIBOR4+500], 4/1/21[1]	5,181,199	4,883,306

IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.148%,[LIBOR4+875], 4/1/22[1]	760,036	614,360

		11,749,146

Hotels, Restaurants & Leisure—6.1%

24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.993%,[LIBOR12+350], 5/30/25[1]	1,133,894	1,133,656

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR4+275], 12/23/24[1]	10,035,046	9,918,539

CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%-6.351%,[LIBOR4+375], 7/8/22[1]	1,368,508	1,268,149

Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+200], 12/27/24[1]	1,347,938	1,346,253

CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR12+225], 4/18/24[1]	2,493,814	2,453,875

8        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.999%,[LIBOR12+250], 2/1/24[1]	$4,663,031	$4,504,488

Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%-4.875%,[LIBOR4+225], 4/17/24[1]	1,530,617	1,519,620

Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 5/9/24[1]	2,978,224	2,964,077

Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 4/18/25[1]	332,488	330,271

Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.499%,[LIBOR12+200], 11/30/23[1]	185,326	184,148

Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.601%,[LIBOR4+300], 12/1/23[1]	647,115	646,206

GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.993%,[LIBOR4+275], 3/29/24[1]	1,591,369	1,582,083

LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 9/6/25[1]	3,476,291	3,353,160

Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.243%-5.249%,[LIBOR6+275], 8/14/24[1]	8,661,292	8,450,173

SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.499%,[LIBOR4+300], 4/1/24[1]	3,805,584	3,778,412

Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.101%,[LIBOR4+350], 7/10/25[1]	5,858,637	5,857,963

Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%,[LIBOR12+250], 6/8/23[1]	3,683,176	3,652,347

Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.02%,[LIBOR12+550], 2/8/26[1]	205,000	206,025

Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%,[PRIME4+250], 11/15/20[1]	2,138,394	2,087,607

Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%,[LIBOR12+475], 11/29/24[1]	2,339,761	2,241,058

Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.249%,[LIBOR4+200], 5/30/25[1]	251,231	248,405

		57,726,515

Household Durables—2.8%

ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 9/27/24[1]	2,338,514	2,297,602

American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 4/6/24[1]	1,989,945	1,992,432

Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.014%,[LIBOR12+450], 12/14/25[1]	563,588	569,223

Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.763%,[LIBOR4+225], 4/7/25[1]	3,926,307	3,806,064

International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.509%,[LIBOR4+500], 5/1/24[1]	1,292,781	1,253,998

9        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Household Durables (Continued)

Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.993%,[LIBOR12+350], 2/28/25[1]	$427,770	$417,433

Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.101%,[LIBOR12+350], 9/7/23[1]	5,981,450	4,361,494

Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.489%,[LIBOR12+400], 6/16/25[1]	2,438,938	2,146,266

Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.994%-6.012%,[LIBOR4+350], 11/8/23[1]	8,973,179	6,707,451

SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.731%,[LIBOR12+425], 6/15/25[1]	1,999,788	1,979,790

Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 12/16/24[1]	284,193	280,925

		25,812,678

Media—15.9%

Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 9/26/21[1]	3,786	1,784

Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 7/23/21[1]	878,501	749,884

Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.239%-5.239%,[LIBOR4+275], 7/15/25[1]	2,748,238	2,625,941
Tranche B13, 6.489%-6.489%,[LIBOR4+400], 8/14/26[1]	4,219,425	4,055,922

Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.746%,[LIBOR12+325], 10/3/23[1]	1,802,840	1,795,890

CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.249%,[LIBOR4+275], 11/18/24[1]	2,116,509	2,062,538

Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 9.984%,[LIBOR12+750], 2/15/23[1]	1,000,425	900,382

Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 12.984%, 8/15/23[2,3]	1,220,232	921,275

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 11.252%,[LIBOR12+875], 1/30/20[1,4]	40,961,428	29,328,383

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 11.999%,[LIBOR12+950], 7/30/19[1,4]	4,206,170	3,013,721

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.993%,[LIBOR12+750], 9/12/23[1]	403,877	395,799

CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.739%-4.739%,[LIBOR12+225], 7/17/25[1]	3,263,010	3,175,611
Tranche B, 4.739%-4.739%,[LIBOR4+225], 1/15/26[1]	2,400,000	2,335,800
Tranche B, 4.989%-4.989%,[LIBOR4+250], 1/25/26[1]	156,506	153,603

Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.244%,[LIBOR4+550], 2/28/20[1]	3,879,322	3,412,194

Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.351%,[LIBOR4+475], 11/3/23[1]	2,790,620	2,553,417

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 6.229%,[LIBOR4+375], 11/27/23[1]	4,020,000	3,965,971

10        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Media (Continued)

ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR6+275], 12/18/20[1]	$5,600,000	$5,593,000

Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.989%,[LIBOR4+350], 1/7/22[1]	3,879,094	3,853,647

MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR4+250], 10/4/24[1]	1,631,834	1,275,458

MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.148%,[LIBOR4+575], 8/13/21[1]	4,959,795	4,944,321

Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 7.00%,[LIBOR4+450], 7/3/26[1]	1,790,000	1,715,420

Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.759%,[LIBOR12+225], 1/17/24[1]	638,618	629,684

Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.999%,[LIBOR4+650], 10/13/22[1,5]	11,700,000	11,641,500

NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 10/20/25[1]	4,748,100	4,718,424

Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.743%,[LIBOR4+225], 7/19/24[1]	3,469,879	3,421,335

Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 2/1/24[1]	6,707,928	6,568,202

Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 11/8/24[1]	3,392,305	3,376,191

Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.749%,[LIBOR12+325], 1/30/26[1]	2,300,000	2,294,975

SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.249%-5.249%,[LIBOR4+275], 7/31/25[1]	1,903,181	1,774,716
Tranche B12, 6.176%-6.176%,[LIBOR12+368.75], 1/31/26[1]	824,158	783,774

SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.351%,[LIBOR4+250], 5/3/25[1]	1,629,232	1,583,752

Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.457%,[LIBOR4+275], 12/6/23[1]	1,099,745	981,522

Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+225], 8/15/26[1]	2,830,000	2,775,508

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.249%,[LIBOR12+275], 3/15/24[1]	11,589,847	10,947,538

UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.989%,[LIBOR12+250], 1/15/26[1]	2,732,096	2,730,129

Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.989%,[LIBOR12+250], 1/15/26[1]	4,265,000	4,224,632

WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.731%,[LIBOR12+325], 8/18/23[1]	5,238,660	5,056,957

Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.989%,[LIBOR12+250], 4/15/25[1]	7,600,000	7,413,154

		149,751,954

11        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multiline Retail—0.3%

Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.763%,[LIBOR12+325], 10/25/20[1]	$3,288,932	$3,067,275

Consumer Staples—2.5%

Beverages—2.5%

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.243%-7.25%,[LIBOR12+275], 4/6/24[1]	2,857,601	2,743,297

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.239%-5.249%,[LIBOR12+275], 10/4/23[1]	4,713,773	4,673,635

Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.186%,[LIBOR12+368.75], 5/23/25[1]	4,276,639	4,171,861

Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.749%-4.994%,[LIBOR12+225], 8/3/22[1]	1,508,031	1,469,953

IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.682%,[LIBOR12+325], 2/5/25[1]	2,535,488	2,477,083

KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.231%,[LIBOR12+175], 4/3/25[1]	421,997	420,237

Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.739%,[LIBOR12+225], 5/15/24[1]	1,705,760	1,678,041

NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 4/19/24[1]	1,327,150	1,203,281

Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.603%,[LIBOR4+325], 7/2/25[1]	2,982,232	2,900,220

Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.866%,[LIBOR4+325], 3/28/25[1]	1,267,200	1,256,112

Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%,[LIBOR4+325], 1/31/25[1]	593,996	587,498

		23,581,218

Energy—3.3%

Energy Equipment & Services—2.6%

AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.101%,[LIBOR4+550], 8/1/25[1]	1,904,428	1,900,457

Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.017%,[LIBOR12+650], 3/30/23[1]	843,555	845,664

BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.244%,[LIBOR4+350], 10/31/24[1]	498,744	497,631

Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.482%,[LIBOR12+400], 5/21/25[1]	1,167,792	1,111,738

California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.252%,[LIBOR12+475], 12/31/22[1]	870,000	858,311

Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 10/2/23[1]	3,003,120	2,996,363

Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.749%,[LIBOR12+525], 4/11/22[1]	4,318,091	4,171,016

GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.731%,[LIBOR4+425], 7/18/25[1]	763,944	758,692

HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.743%,[LIBOR4+600], 7/2/23[1]	960,901	955,496

12        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Energy Equipment & Services (Continued)

Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 9.61%,[LIBOR4+700], 8/7/20[1,5]	$110,544	$107,781

Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.499%,[LIBOR12+400], 2/15/24[1]	3,131,107	3,030,317

McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%,[LIBOR12+500], 5/12/25[1]	663,951	637,921

Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.601%,[LIBOR4+600], 2/21/21[1]	4,041,838	3,374,935

Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%,[LIBOR4+350], 12/16/20[1]	510,679	428,970

Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%,[LIBOR4+350], 12/16/20[1]	188,943	158,712

Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.481%,[LIBOR4+400], 4/12/24[1]	3,580,000	3,122,440

		24,956,444

Oil, Gas & Consumable Fuels—0.7%

Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%,[LIBOR4+350], 12/16/20[1]	3,666,887	3,080,185

Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%,[LIBOR4+425], 8/4/21[1,4]	3,518,202	3,179,575

		6,259,760

Financials—5.4%

Commercial Banks—4.7%

Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%-6.749%,[LIBOR4+375], 11/22/23[1]	4,153,153	4,113,858

Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.231%,[LIBOR12+300], 5/9/25[1]	4,333,161	4,176,777

AmWins Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 1/25/24[3]	1,895,153	1,873,662

Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.749%,[LIBOR4+425], 10/1/25[1]	5,775,525	5,717,770

Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 5/22/24[1]	100,000	99,812

DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 8/21/25[1]	2,126,557	2,113,266

Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 7/3/24[1]	1,246,859	1,243,742

GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.993%,[LIBOR12+250], 8/27/25[1]	2,600,017	2,510,239

HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+300], 4/25/25[1]	5,608,881	5,434,193

Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.063%,[LIBOR12+350], 12/20/24[1]	1,395,916	1,392,279

13        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.231%-5.263%,[LIBOR12+275], 6/28/23[1]	$1,667,391	$1,656,970

Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%,[LIBOR12+450], 2/28/25[1]	1,697,176	1,658,990

NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 1/8/24[1]	3,951,497	3,818,489

Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.493%,[LIBOR12+500], 10/24/22[1]	3,812,050	3,732,626

USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.601%,[LIBOR4+300], 5/16/24[1]	5,116,656	4,975,948

		44,518,621

Consumer Finance—0.3%

PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%,[LIBOR12+525], 9/29/20[1]	2,250,949	2,198,896

PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.50%,[LIBOR12+900], 9/29/21[1,5]	647,089	640,618

		2,839,514

Insurance—0.4%

AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.743%,[LIBOR12+325], 10/22/24[1]	3,432,775	3,331,508

Health Care—7.5%

Health Care Equipment & Supplies—7.5%

21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.565%,[LIBOR4+612.5], 1/16/23[1]	1,055,462	889,226

Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.993%,[LIBOR12+250], 2/16/23[1]	997,454	991,219

Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%,[LIBOR4+450], 10/24/23[1]	1,811,563	1,796,472

Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%,[LIBOR4+300], 5/4/25[1]	2,226,960	2,225,101

Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 6/30/25[1]	3,172,542	3,172,051

Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.512%,[LIBOR4+300], 6/2/25[1]	694,877	691,218

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%,[LIBOR4+400], 6/7/19[1]	155,960	152,061

Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 3/1/24[1]	4,677,636	4,622,838

CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+300], 2/6/25[1]	2,150,719	2,083,509

Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%,[LIBOR12+425], 4/29/24[1]	2,621,183	2,580,227

Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR4+375], 10/10/25[1]	7,236,863	6,787,598

Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 5/20/24[1]	1,186,023	1,166,750

14        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%,[LIBOR4+375], 7/2/25[1]	$2,667,475	$2,677,478

GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.494%,[LIBOR4+300], 10/10/25[1]	2,339,138	2,317,699

Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.162%-6.243%,[LIBOR12+375], 4/30/25[1]	692,567	673,846

Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[3]	15,547	15,127

Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR4+250], 8/18/22[1]	1,215,757	1,205,472

Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.851%,[LIBOR4+325], 2/2/24[1]	692,438	689,627

LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 10.803%,[LIBOR4+525], 11/30/21[1,2]	1,652,716	247,513

LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.396%,[LIBOR4+600], 10/1/24[1]	2,333,438	2,248,850

Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.351%-5.351%,[LIBOR4+275], 9/24/24[1]	1,344,857	1,254,503
Tranche B, 5.618%-5.618%,[LIBOR4+300], 2/24/25[1]	1,432,186	1,354,605

MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.351%,[LIBOR4+300], 6/7/23[1]	6,966,120	6,758,808

New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.527%,[LIBOR4+575], 7/31/19[1,2,4]	1,091,273	21,825

One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.739%,[LIBOR12+525], 11/27/22[1]	3,023,846	2,580,354

Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 6/30/25[1]	4,916,789	4,742,636

PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+300], 9/27/24[1]	1,400,893	1,353,116

Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+250], 3/6/25[1]	2,532,890	2,526,558

Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%,[LIBOR4+325], 9/2/24[1]	3,414,790	3,360,017

Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 2/6/24[1]	3,992,962	3,563,718

US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 6/23/24[1]	1,180,138	1,170,254

VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.197%,[LIBOR4+450], 2/11/26[1]	1,765,000	1,745,144

Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 12/2/24[1]	2,513,287	2,441,030

		70,106,450

Industrials—15.7%

Aerospace & Defense—0.6%

Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.101%,[LIBOR4+350], 4/9/20[1]	834,785	747,132

15        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Aerospace & Defense (Continued)

Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR4+375], 7/11/25[1]	$5,178,230	$5,129,710

		5,876,842

Commercial Services & Supplies—8.1%

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.243%,[LIBOR4+375], 2/27/25[1]	1,075,853	1,065,094

AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.749%,[LIBOR12+325], 12/13/23[1]	5,547,997	5,339,947

Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.243%,[LIBOR4+375], 7/28/22[1]	4,394,085	4,260,065

Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.499%-5.499%,[LIBOR12+300], 8/4/22[1]	4,753,066	4,736,953
Tranche B6, 5.499%-5.499%,[LIBOR12+300], 11/3/23[1]	914,056	911,300
Tranche B7, 5.499%-5.499%,[LIBOR12+300], 11/3/24[1]	992,500	987,270

ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 2/28/25[1]	3,848,165	3,857,785

Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 6/15/25[1]	3,776,463	3,717,927

Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%,[LIBOR4+325], 10/3/24[1]	2,719,036	2,717,336

Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.996%,[LIBOR4+450], 12/8/23[1]	2,666,983	2,293,606

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%,[LIBOR4+350], 12/20/19[1,4]	5,023,958	1,423,463

Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.749%,[LIBOR4+425], 11/29/25[1]	2,244,807	2,234,705

IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%-6.101%,[LIBOR12+350], 5/23/25[1]	1,086,788	1,082,033

Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.993%,[LIBOR6+350], 5/1/24[1]	5,217,075	4,999,679

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.896%,[LIBOR4+550], 4/1/21[1]	1,265,000	1,192,269

KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR4+375], 2/21/25[1]	4,298,761	4,257,557

Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 4/26/24[1]	2,704,423	2,707,479

Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.743%-5.769%,[LIBOR4+325], 3/13/25[1]	524,700	515,846

Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.249%,[LIBOR4+575], 3/20/20[1]	1,220,474	1,220,474

Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.749%,[LIBOR4+825], 4/17/20[1]	551,135	551,135

Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 8.101%,[LIBOR4+550], 9/30/22[1]	3,245,728	2,729,885

Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.02%,[LIBOR12+450], 8/1/25[1]	1,861,802	1,868,784

Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%,[LIBOR12+450], 11/1/24[1]	2,818,626	2,805,125

16        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Commercial Services & Supplies (Continued)

Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.509%,[LIBOR4+400], 9/12/24[1]	$5,983,703	$5,946,275

TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%,[LIBOR12+375], 2/1/23[1]	748,092	735,935

Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.184%,[LIBOR4+250], 3/18/26[1]	3,635,000	3,539,581

Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.116%,[LIBOR4+275], 3/17/25[1]	4,161,613	4,161,509

TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.358%,[LIBOR12+375], 3/19/26[1]	330,000	331,031

Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.101%,[LIBOR4+350], 5/21/22[1]	1,883,787	1,886,142

WASH Multifamily Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 5/16/22[1]	1,994,819	1,929,987

		76,006,177

Industrial Conglomerates—3.3%

Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 2/1/22[1]	2,394,128	2,333,282

Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.851%,[LIBOR4+425], 6/22/25[1]	1,481,294	1,440,558

Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR4+300], 4/1/24[1]	1,994,937	1,972,314

GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 2/12/25[1]	1,782,500	1,780,272

MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR12+225], 5/17/24[1]	1,907,061	1,807,894

Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%,[LIBOR12+350], 2/28/25[1]	1,405,800	1,323,209

Space Exploration Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.749%,[LIBOR12+425], 11/21/25[1]	3,416,438	3,416,438

Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 3/28/25[1]	3,341,250	3,116,551

TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.999%-4.999%,[LIBOR12+250], 5/30/25[1]	1,540,665	1,503,196
Tranche F, 4.999%-4.999%,[LIBOR12+250], 6/9/23[1]	929,094	909,351
Tranche G, 4.993%-4.999%,[LIBOR12+250], 8/22/24[1]	1,533,588	1,497,548

Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%,[LIBOR12+325], 3/8/25[1]	1,885,265	1,799,250

Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.707%,[LIBOR12+400], 11/30/23[1]	5,266,853	4,966,195

Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.101%,[LIBOR4+350], 6/19/21[1]	972,990	951,098

17        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates (Continued)

WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.51%,[LIBOR4+375], 4/30/25[1]	$1,869,353	$1,858,604

		30,675,760

Professional Services—0.4%

AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.879%-6.053%,[LIBOR6+325], 3/3/25[1]	4,382,278	4,278,199

Road & Rail—1.8%

American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.229%,[LIBOR12+175], 6/27/25[1]	1,195,000	1,164,593

Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 5/18/23[1]	2,301,841	2,250,049

Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.499%,[LIBOR12+500], 2/27/24[1]	3,289,417	3,286,341

Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.499%-5.499%,[LIBOR12+300], 7/29/22[1]	1,405,745	1,385,011
Tranche B2, 5.499%-5.499%,[LIBOR12+300], 7/29/22[1]	156,848	154,535

Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.957%,[LIBOR4+825], 2/23/22[1,5]	8,023,792	8,501,208

		16,741,737

Transportation Infrastructure—1.5%

American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.74%-4.76%,[LIBOR12+225], 4/6/24[1]	1,101,787	1,078,600

Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.736%-5.74%,[LIBOR12+325], 3/20/25[1]	1,906,641	1,863,741

Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[3]	241,847	236,406

Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.02%,[LIBOR12+350], 11/6/24[1]	1,630,023	1,627,985

Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350], 3/14/26[1]	1,795,000	1,777,032

Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%,[LIBOR12+400], 5/22/24[1]	3,139,204	3,060,724

Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+275], 10/1/25[1]	1,496,250	1,430,789

TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+275], 6/30/22[1]	2,804,450	2,774,667

		13,849,944

Information Technology—10.1%

Internet Software & Services—9.4%

Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.101%,[LIBOR4+350], 6/13/24[1]	6,962,164	6,729,732

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.739%-6.759%,[LIBOR12+425], 12/15/24[1]	11,742,341	11,711,752

18        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Internet Software & Services (Continued)

Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.851%,[LIBOR4+425], 10/2/25[1]	$4,229,400	$4,150,289

Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.78%,[LIBOR4+500], 6/30/21[1]	2,163,388	2,130,937

Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.52%,[LIBOR4+300], 5/1/24[1]	2,529,263	2,455,497

Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.743%,[LIBOR4+525], 6/27/25[1]	841,003	836,096

Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+325], 6/1/22[1]	950,000	940,571

Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.749%,[LIBOR4+350], 12/1/23[1]	2,348,935	2,323,391

Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%,[LIBOR12+575], 4/6/22[1]	1,997,758	1,937,826

Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.77%,[LIBOR12+425], 1/20/24[1]	1,799,658	1,789,544

MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.993%-4.993%,[LIBOR12+275], 6/21/24[1]	998,897	975,423
Tranche B2, 4.749%-4.749%,[LIBOR4+250], 11/19/21[1]	846,450	828,730

Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 11/29/24[1]	2,634,008	2,538,946

Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 7/2/25[1]	2,301,785	2,264,381

Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.238%,[LIBOR6+650], 12/8/21[1]	1,028,616	675,029

Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.731%,[LIBOR4+325], 2/12/25[1]	221,617	220,301

Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.994%,[LIBOR4+425], 5/16/25[1]	3,331,650	3,295,218

Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+325], 4/24/22[1]	6,302,169	5,748,366

Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+275], 6/21/24[1]	6,752,197	6,593,520

Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%,[LIBOR12+275], 8/17/24[1]	2,361,240	2,328,773

SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+300], 2/5/24[1]	2,379,871	2,359,048

Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 3/3/23[1]	3,308,967	3,287,624

Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.851%,[LIBOR4+325], 9/30/22[1]	2,275,450	2,264,551

SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.749%,[LIBOR4+250], 4/16/25[1]	1,609,319	1,598,472

SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.743%,[LIBOR4+250], 4/16/25[1]	2,238,083	2,222,999

Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.512%-11.25%,[LIBOR12+700], 9/30/21[1]	761,421	519,670

19        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Internet Software & Services (Continued)

Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 5/1/24[1]	$5,617,501	$5,572,589

TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.009%,[LIBOR4+250], 9/28/24[1]	2,863,065	2,845,171

Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.999%-7.101%,[LIBOR12+450], 1/27/23[1]	3,846,297	3,572,844

Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+250], 12/1/23[1]	3,443,412	3,384,598

		88,101,888

IT Services—0.7%

Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 1/3/25[1]	6,389,400	6,284,581

Materials—8.5%

Chemicals—2.6%

Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.601%,[LIBOR4+300], 1/31/24[1]	2,861,231	2,805,352

Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 3/16/25[1]	1,817,059	1,799,643

Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 7/30/21[1]	1,694,557	1,681,144

Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 11/7/24[1]	517,892	508,182

LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 3/28/25[1]	1,994,963	1,980,011

New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 2/14/24[1]	3,275,679	3,255,206

OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.601%,[LIBOR4+425], 3/13/25[1]	867,843	867,843

Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%,[LIBOR4+475], 10/15/25[1]	2,004,958	2,007,464

Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 6/13/23[1]	455,756	405,623

Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.764%,[LIBOR12+325], 10/1/25[1]	3,970,000	3,922,876

Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	1,752,650	1,748,137

Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	3,788,319	3,778,564

		24,760,045

Construction Materials—1.2%

Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.175%,[LIBOR4+375], 4/12/25[1]	4,332,287	4,164,411

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+275], 11/15/23[1]	5,350,769	5,234,203

20        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Construction Materials (Continued)

VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+325], 2/28/24[1]	$2,123,193	$2,086,037

		11,484,651

Containers & Packaging—1.9%

Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 7/31/25[1]	903,175	902,610

BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.033%,[LIBOR4+325], 4/3/24[1]	5,845,886	5,718,007

Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.759%,[LIBOR4+325], 6/29/25[1]	3,680,353	3,575,849

Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%,[LIBOR12+250], 10/14/24[1]	1,699,299	1,676,469

Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.494%,[LIBOR4+300], 3/7/25[1]	2,744,756	2,661,642

Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+300], 2/5/23[1]	2,881,199	2,852,719

		17,387,296

Metals & Mining—2.7%

Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.16%,[LIBOR4+375], 6/1/25[1]	3,726,838	3,195,185

Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.879%-9.879%,[LIBOR12+725], 10/17/22[1]	19,960,834	16,555,017
Tranche B3, 10.249%-10.249%,[LIBOR12+775], 10/17/22[1]	5,467,933	4,520,176

Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 3/31/25[1]	1,196,327	1,193,337

		25,463,715

Paper & Forest Products—0.1%

Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%,[LIBOR4+375], 2/1/26[1]	1,189,679	1,137,994

Telecommunication Services—5.2%

Diversified Telecommunication Services—5.2%

CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+275], 1/31/25[1]	11,035,250	10,842,188

Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.743%,[LIBOR12+325], 10/2/24[1]	1,176,581	1,166,916

Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+300], 10/5/23[1]	4,732,435	4,488,927

Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.96%,[LIBOR4+325], 5/27/24[1]	4,639,850	4,135,289

Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+375], 6/15/24[1]	2,274,861	2,226,520

Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.092%,[LIBOR4+750], 5/4/23[1]	5,298,563	4,874,677

GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR12+275], 5/31/25[1]	3,091,059	2,921,437

21        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.25%,[LIBOR4+450], 8/6/21[1]	$3,913,281	$3,186,076

IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.25%,[LIBOR4+950], 2/4/22[1]	2,123,972	862,864

NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.999%,[LIBOR12+350], 8/8/24[1]	2,352,091	2,270,744

Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%,[LIBOR12+250], 2/2/24[1]	8,449,461	8,246,674
Tranche B1, 5.50%-5.50%,[LIBOR12+300], 2/2/24[1]	1,496,250	1,460,340

Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B6, 10.50%,[PRIME4+500], 3/29/21[1,4]	2,051,014	2,061,587

		48,744,239

Utilities—2.4%

Electric Utilities—2.4%

Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.243%,[LIBOR4+375], 8/1/25[1]	513,713	513,463

Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 1/15/25[1]	1,257,268	1,243,438

Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 5.11%-5.11%,[LIBOR4+250], 1/15/24[1]	833,545	826,685
Tranche B7, 5.11%-5.11%,[LIBOR4+250], 5/31/23[1]	580,088	575,978

EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%-6.06%,[LIBOR4+325], 6/28/23[1]	2,192,014	2,176,944

Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.762%,[LIBOR12+425], 5/2/25[1]	2,586,509	2,566,037

Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%,[LIBOR12+425], 6/2/25[1]	1,016,789	1,014,725

Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	2,954,447	2,864,588
Tranche C, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	166,691	161,621

MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.601%,[LIBOR4+700], 10/18/22[1]	1,092,000	1,053,780

Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.601%,[LIBOR4+400], 11/9/20[1]	6,223,778	5,515,824

Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.50%-6.50%,[LIBOR12+400], 7/15/23[1]	2,456,461	2,438,811
Tranche B2, 6.493%-6.493%,[LIBOR12+400], 4/15/24[1]	1,669,431	1,657,436

		22,609,330

Total Corporate Loans (Cost $880,750,139)		841,831,154

Corporate Bonds and Notes—2.4%

Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[4,5]	644,070	—

Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	6,170,000	6,025,005

Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	12,450,000	10,831,500

United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	6,065,000	5,694,064

Total Corporate Bonds and Notes (Cost $23,637,370)		22,550,569

22        OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value

Common Stocks—4.2%

Arch Coal, Inc., Cl. A	240,565	$21,956,368

Ascent Resources - Marcellus LLC, Cl. A7	606,015	1,711,992

Avaya Holdings Corp.[7]	268,786	4,523,668

Caesars Entertainment Corp.[7]	696,123	6,049,309

Catalina Marketing Corp. (Pacifico, Inc.)[7]	19,788	445,230

Everyware Global, Inc.[7]	106,918	160,377

Gymboree Corp. (The)[7,8]	76,198	95,248

Gymboree Holding Corp.[7,8]	217,169	271,461

Harvey Gulf International Marine LLC[7]	12,360	451,140

J.G. Wentworth Co., Cl. A7	321,823	3,399,256

Larchmont Resources LLC[5,7]	136	34,075

Mach Gen LLC[5,7]	34,118	93,825

Media General, Inc.[5,7,9]	781,336	42,192

Millennium Corporate Claim Litigation Trust[5,7]	5,431	48,881

Millennium Lender Claim Litigation Trust[5,7]	10,862	52,030

New Millennium Holdco, Inc.[7]	111,266	10,737

Quicksilver Resources, Inc.[5,7]	11,634,576	—

Sabine Oil[5,7]	1,419	41,151

Templar Energy, Cl. A5,7	154,052	86,731

Total Common Stocks (Cost $52,149,469)		39,473,671

	Units

Rights, Warrants and Certificates—0.0%

Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[5,7]	156,901	4,707

Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[5,7]	4,424	18,802

Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[5,7]	929	3,251

Total Rights, Warrants and Certificates (Cost $607,574)		26,760

	Shares

Investment Company—4.4%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[8,10] (Cost $41,619,336)	41,619,336	41,619,336

Total Investments, at Value (Cost $998,763,888)	100.6%	945,501,490

Net Other Assets (Liabilities)	(0.6)	(6,104,728)

Net Assets	100.0%	$939,396,762

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2. Interest or dividend is paid-in-kind, when applicable.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

23        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $16,856,505 or 1.79% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019

Common Stock
Gymboree Corp. (The)	76,198	—	—	76,198
Gymboree Holding Corp.	217,169	—	—	217,169
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	29,326,497	417,783,486	405,490,647	41,619,336

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Common Stock
Gymboree Corp. (The)	$95,248	$1,796	$—	$(842,978)
Gymboree Holding Corp.	271,461	5,120	—	(2,402,541)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	41,619,336	495,768	—	—

Total	$41,986,045	$502,684	$—	$(3,245,519)

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

24        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:

Unaffiliated companies (cost $950,831,416)	$903,515,445

Affiliated companies (cost $47,932,472)	41,986,045

945,501,490

Cash	7,024,373

Receivables and other assets:

Investments sold	7,894,289

Interest and dividends	2,933,684

Other	560,233

Total assets	963,914,069

Liabilities
Payables and other liabilities:

Investments purchased	23,993,707

Shares of beneficial interest redeemed	83,645

Directors’ compensation	70,811

Shareholder communications	6,127

Other	363,017

Total liabilities	24,517,307

Net Assets—applicable to 53,861,114 shares of beneficial interest outstanding	$939,396,762

Net Asset Value, Redemption Price and Offering Price Per Share	$17.44

See accompanying Notes to Financial Statements.

25        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT

OF OPERATIONS For the Six Months Ended March 31, 2019 Unaudited

Investment Income
Interest	$33,612,672

Dividends:

Unaffiliated companies	262,427

Affiliated companies	495,768

Other income affiliated companies	6,916

Other income	69,605

Total investment income	34,447,388

Expenses
Management fees	1,634,853

Transfer and shareholder servicing agent fees	27,247

Shareholder communications	5,028

Borrowing fees	491,685

Custodian fees and expenses	147,047

Directors’ compensation	17,696

Other	112,824

Total expenses	2,436,380

Less waivers and reimbursements of expenses	(21,470)

Net expenses	2,414,910

Net Investment Income	32,032,478

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in unaffiliated companies	320,739

Net change in unrealized appreciation/(depreciation) on:

Investment transactions in:

Unaffiliated companies	(39,256,820)

Affiliated companies	(3,245,519)

Net change in unrealized appreciation/(depreciation)	(42,502,339)

Net Decrease in Net Assets Resulting from Operations	$(10,149,122)

See accompanying Notes to Financial Statements.

26        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Operations
Net investment income	$32,032,478	$78,548,804

Net realized gain	320,739	9,365,637

Net change in unrealized appreciation/(depreciation)	(42,502,339)	(6,815,138)

Net increase (decrease) in net assets resulting from operations	(10,149,122)	81,099,303

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:

Proceeds from contributions	125,650,843	34,938,290

Payments for withdrawals	(529,018,723)	(321,874,525)

Total beneficial interest transactions	(403,367,880)	(286,936,235)

Net Assets
Total decrease	(413,517,002)	(205,836,932)

Beginning of period	1,352,913,764	1,558,750,696

End of period	$939,396,762	$1,352,913,764

See accompanying Notes to Financial Statements.

27        OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$17.56	$16.58	$15.61	$14.64	$14.51	$13.84
Income (loss) from investment operations:
Net investment income[1]	0.51	0.94	0.92	0.84	0.74	0.74
Net realized and unrealized gain (loss)	(0.63)	0.04	0.05	0.13	(0.61)	(0.07)

Total from investment operations	(0.12)	0.98	0.97	0.97	0.13	0.67
Net asset value, end of period	$17.44	$17.56	$16.58	$15.61	$14.64	$14.51

Total Return, at Net Asset Value[2]	(0.68)%	5.91%	6.21%	6.63%	0.90%	4.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$939,397	$1,352,914	$1,558,751	$1,406,679	$1,271,836	$1,501,073
Average net assets (in thousands)	$1,090,282	$1,422,464	$1,521,122	$1,205,754	$1,321,015	$1,398,916
Ratios to average net assets:[3]
Net investment income	5.89%	5.52%	5.63%	5.70%	5.06%	5.15%
Expenses excluding specific expenses listed below	0.36%	0.37%	0.36%	0.36%	0.35%	0.34%
Interest and fees from borrowings	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%

Total expenses[4]	0.45%	0.37%	0.36%	0.36%	0.35%	0.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%[5]	0.36%	0.35%	0.36%[5]	0.35%[5]	0.33%
Portfolio turnover rate	22%	66%	80%	74%	57%	73%

28        OPPENHEIMER MASTER LOAN FUND, LLC

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.45%
Year Ended September 30, 2018	0.38%
Year Ended September 30, 2017	0.37%
Year Ended September 30, 2016	0.36%
Year Ended September 30, 2015	0.35%
Year Ended September 30, 2014	0.35%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

29        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest

30        OPPENHEIMER MASTER LOAN FUND, LLC

2. Significant Accounting Policies (Continued)

expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of)

31        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and if applicable, the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued

32        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

33        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$820,940,047	$20,891,107	$841,831,154
Corporate Bonds and Notes	—	22,550,569	—	22,550,569
Common Stocks	32,529,345	6,545,441	398,885	39,473,671
Rights, Warrants and Certificates	—	—	26,760	26,760
Investment Company	41,619,336	—	—	41,619,336

Total Assets	$74,148,681	$850,036,057	$21,316,752	$945,501,490

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

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3. Securities Valuation (Continued)

	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation/ depreciation
Assets Table
Investments, at Value:
Corporate Loans	$25,148,106	$50,136	$(183,669)
Corporate Bonds and Notes	1	—	(1)
Common Stocks	614,274	1,395	(151,756)
Rights, Warrants and Certificates	37,772	—	(11,011)

Total Assets	$25,800,153	$51,531	$(346,437)

	Accretion/ (amortization) of premium/ discount[a]	Sales	Value as of March 31, 2019
Assets Table
Investments, at Value:
Corporate Loans	$449	$(4,123,916)	$20,891,106
Corporate Bonds and Notes	—	—	—
Common Stocks	—	(65,028)	398,885
Rights, Warrants and Certificates	—	—	26,761

Total Assets	$449	$(4,188,944)	$21,316,752

a. Included in net investment income.

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table
Investments, at Value:
Corporate Loans	$(183,669)
Corporate Bonds and Notes	(1)
Common Stocks	(151,756)
Rights, Warrants and Certificates	(11,011)

Total Assets	$(346,437)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Value as of March 31, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Corporate Loans	$11,641,500	Broker quote	N/A	N/A	N/A (a)
Corporate Loans	748,399	Pricing service	N/A	N/A	N/A (a)
		Discounted
		Cash Flow	Illiquidity
Corporate Loans	8,501,208	Model	Discount	N/A	3.69% (b)
			Implied Rating	N/A	BB+
			Yield to
			Maturity	N/A	5.07%
Common Stocks	255,782	Pricing service	N/A	N/A	N/A (a)
		Estimated
		Recovery	Litigation
Common Stocks	48,881	Proceeds	Proceeds	N/A	$9/share (c)
		Estimated
		Recovery	Litigation
	52,030	Proceeds	Proceeds	N/A	$4.79/share (c)
		Discount to
		Estimated
		Recovery	Auction
Common Stocks	42,192	Proceeds	Proceeds	N/A	$0.06/share (d)
			Discount Rate	N/A	10%
Rights, Warrants and Certificates	26,760	Pricing service	N/A	N/A	N/A (a)

Total	$21,316,752

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain common stocks at the estimated amount of future litigation proceeds. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the estimated litigation proceeds could result in a significant increase (decrease) to the fair value of the investment.

(d) The Fund fair values certain common stocks received following a merger at a discount to the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements, to reflect uncertainty and illiquidity. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant

36        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

increase (decrease) in the estimated auction proceeds or a significant decrease (increase) in the discount rate could result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of

37        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $841,831,154, representing 89.6% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

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4. Investments and Risks (Continued)

Cost	$52,305,245
Market Value	$39,028,554
Market Value as % of Net Assets	4.15%

Shareholder Concentration. At period end, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial

39        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount

Contributions	7,261,905	$ 125,650,843	2,054,263	$34,938,290
Withdrawals	(30,449,067)	(529,018,723)	(19,004,662)	(321,874,525)

Net decrease	(23,187,162)	$ (403,367,880)	(16,950,399)	$(286,936,235)

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$228,106,960	$635,637,990

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Directors’ Compensation. The Fund’s Board of Directors (“Board”) has adopted a compensation deferral plan for Independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Directors under the plan, deferred

40        OPPENHEIMER MASTER LOAN FUND, LLC

8. Fees and Other Transactions with Affiliates (Continued)

amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Directors. The Fund purchases shares of the funds selected for deferral by the Directors in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Directors’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $21,470 for IGMMF management fees.

Cross-Trades. The Fund is permitted to purchase and sell securities from and to other Funds managed by the Manager (“cross-trade”) pursuant to “Cross-Trading” Procedures adopted by the Fund’s Board of Directors. These procedures are designed to ensure that any cross-trade of securities between Funds or between a Fund and another account or private fund that is an affiliate of the Fund solely by virtue of having a common investment adviser, common trustee/director or common officer complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price.

During the period, the Fund had $56,089,222 in sales considered cross-trades, resulting in $1,238,846 of realized loss.

9. Borrowing and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $257,394 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $251,533 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019,

41        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10.Pending Acquisition (Continued)

the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

42        OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

43        OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	Robert J. Malone, Chairman of the Board of Directors and Director
Andrew J. Donohue, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
Karen L. Stuckey, Director
James D. Vaughn, Director
Arthur P. Steinmetz, Director, President and Principal Executive Officer
David Lukkes, Vice President
Joseph Welsh, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

44        OPPENHEIMER MASTER LOAN FUND, LLC

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45        OPPENHEIMER MASTER LOAN FUND, LLC

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47        OPPENHEIMER MASTER LOAN FUND, LLC

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com
Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1241.001.0319 May 15, 2019

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019